Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jan. 28, 2014
FCI BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the FCI Bond Fund (the “Fund”) is total return, comprised of both income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be different, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in a diversified portfolio of intermediate-term (typically with maturities between one and 10 years), investment grade fixed income securities. The Fund may, on occasion, purchase long-term bonds. The Fund may also purchase various mortgage-backed and other asset-backed securities. The Fund’s Advisor seeks to add value for Fund investors and to maximize the risk-adjusted returns versus the unmanaged Barclays Capital U.S. Intermediate Government/Credit Bond Index® by managing the duration of the Fund’s portfolio, and through sector allocation and issue selection.

The Advisor evaluates each sector and manages the Fund’s portfolio such that the Fund’s investments may be over- or under-weighted in a particular sector relative to its benchmark index. Sector allocation decisions use many of the same inputs as those analyzed when formulating an interest rate forecast. Generally, the anticipation of narrowing credit spreads suggests a higher allocation to non-Treasury sectors, while widening credit spreads normally dictate a lower allocation.

The Advisor uses a proprietary process that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the Fund’s portfolio in an effort to mitigate risk and maximize total return. In addition to duration management, the Advisor invests in securities of varying maturities depending on market conditions. In general, the Fund maintains an effective weighted average duration of two to five years, and an effective weighted average maturity of three to six years.

The Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”) or in exchange-traded funds (“ETFs”) and closed-end funds that own junk bonds. Junk bonds are bonds rated below BBB or its equivalent by any nationally recognized securities rating organization, or that are unrated but determined by the Advisor to be of comparable quality.

Under normal conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities, including foreign fixed income securities from developed countries. The Fund may meet this objective by directly investing in fixed income securities, or by investing in other investment companies (including ETFs) that invest primarily in fixed income securities. Fixed income securities in which the Fund typically invests include securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage and other asset-backed securities; and money market instruments. All fixed income securities will be denominated in U.S. dollars.

		The Fund may utilize derivative securities and/or contracts to gain or reduce exposure to certain sectors, industries, and specific credits. These derivatives may be used for hedging and non-hedging purposes and may be structured as swaps, options or notes. These derivatives may involve risks similar to those generally associated with swaps and other derivatives, but also involve investment risks similar to those associated with the direct investments in a component of the underlying financial instrument or index to the extent that the returns payable to the Fund from a derivative will be linked to the investment returns of such component.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  Management Risk. The strategy used by the Advisor may fail to produce the intended results and may lose money.
  Fixed Income Securities Risks.
  Interest Rate Risk. The market value of fixed income securities in which the Fund invests and, thus, the Fund’s net asset value, can be expected to vary inversely with changes in interest rates. Debt securities with longer maturities are subject to potentially greater price fluctuation than obligations with shorter maturities. Fluctuations in the market value of fixed income securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in the Fund’s net asset value.
  Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.
  Credit Risk. The issuer of the fixed income security may not be able to make interest and principal payments when due, and the issuer may not be able to make dividend payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.
  High Yield Risk. The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”). These bonds have a greater degree of default risk than higher-rated bonds. Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Fund.
  Prepayment and Extension Risk. As interest rates decline, the issuers of fixed income securities may prepay principal earlier than scheduled, forcing the Fund (or an underlying fund) to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities. There is a greater risk that the Fund will lose money due to prepayment and extension risks when the Fund invests in mortgage-backed and asset-backed securities.
  Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults, and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of certain U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of any U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.
  Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related securities include pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Mortgage-backed securities (“MBS”) may also possess credit risk. Because the assets providing cash flows to a MBS are comprised of home mortgage loans, the holders of MBS are subject to default and delinquency risks. If mortgage borrowers are delinquent or default on their payments, the holders of MBS may not realize full repayment of their investment or may experience delays in the repayment of their investment. The credit risk of MBS depends, in part, on the likelihood of the borrower paying the promised cash flows of principal and interest on time. The credit risk of a specific MBS may be influenced by a variety of factors including: (i) the mortgage borrower’s lessened ability or willingness to repay in light of changed circumstances such as a job loss; (ii) the borrower’s ability or willingness to make higher mortgage payments which may result from floating-rate interest resets; (iii) declines in the value of the property which serves as collateral for the mortgage loan; (iv) seniority or priority of the specific MBS relative to other claims on the cash flow from the pool of mortgage loans.
  Prepayment Risk. Certain types of asset-backed securities, such as MBS, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.
  Foreign Risk. Investing in foreign companies (whether directly or through American Depositary Receipts (“ADRs”) or investment companies) may involve more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. ADRs do not eliminate all of the risks associated with direct investment in the securities of foreign issuers.
  Derivatives Risk. The Fund is subject to credit risk on the amount it expects to receive from counterparties in privately negotiated derivatives contracts. For example, if a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Additionally, if a derivative instrument is used for hedging purposes, there is a risk that the correlation between the derivative and the investment being hedged will not be assessed correctly which could lead to the Fund being exposed to more risk. Derivatives may be illiquid and the market for derivatives is largely unregulated. The use of derivatives may not always be a successful strategy and using them could lower the Fund’s return.
  Investment Company Securities Risk. When the Fund invests in other investment companies (including ETFs, mutual funds, closed-end funds or money market funds) your cost of investing in the Fund may be higher than the cost of investing in a mutual fund that invests directly in fixed income securities because you will indirectly bear any fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses. Therefore, the Fund could incur higher expenses, many of which may be duplicative. In addition, the Fund will be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests. At times, underlying funds in which the Fund invests may limit the Fund’s ability to redeem out of the investment and, as a result, such investments may be deemed illiquid.
  Sector Risk. Although the Advisor does not expect to concentrate the Fund’s investments in any particular sector, the Fund may allocate more of the Fund’s investments to particular segments of the market. For example, the Fund, from time to time, may have over-weighted positions in particular sectors. A particular market sector can be more volatile or underperform relative to the market as a whole. To the extent that the Fund has over-weighted holdings within a particular sector, the Fund is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.
  ETF Risk. In addition to risks generally associated with investments in mutual funds and money market funds, ETFs are subject to the following additional risks: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
  Closed-End Fund Risk. The market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. This means that a closed-end fund’s shares may trade at a discount to its net asset value. Another risk generally associated with closed-end funds is that most closed-end funds leverage their assets (i.e., use borrowed money to buy additional assets) in the attempt to enhance their yield. The use of leverage can provide higher yields and potentially higher returns for closed-end fund investors, but it also increases overall risk and the volatility of the investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is no guarantee of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 627-8504
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is no guarantee of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	FCI Bond Fund Total Return as of December 31st
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Best Quarter: 4th Quarter, 2008, 5.38% Worst Quarter: 3rd Quarter, 2008, (3.26)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The index returns presented below assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).

		Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 627-8504.
FCI BOND FUND | FCI BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Recapture (after waiver)	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses, After Expense Recapture	rr_NetExpensesOverAssets	0.88%
1 year	rr_ExpenseExampleYear01	$ 90
3 years	rr_ExpenseExampleYear03	334
5 years	rr_ExpenseExampleYear05	598
10 years	rr_ExpenseExampleYear10	$ 1,352
2006	rr_AnnualReturn2006	3.34%
2007	rr_AnnualReturn2007	6.44%
2008	rr_AnnualReturn2008	2.97%
2009	rr_AnnualReturn2009	8.42%
2010	rr_AnnualReturn2010	6.08%
2011	rr_AnnualReturn2011	3.19%
2012	rr_AnnualReturn2012	6.80%
2013	rr_AnnualReturn2013	(0.94%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.26%)
1 Year	rr_AverageAnnualReturnYear01	(0.94%)
5 Year	rr_AverageAnnualReturnYear05	4.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 04, 2005
FCI BOND FUND | Return After Taxes on Distributions | FCI BOND FUND
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.51%)
5 Year	rr_AverageAnnualReturnYear05	3.39%
Since Inception	rr_AverageAnnualReturnSinceInception	3.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 04, 2005
FCI BOND FUND | Return After Taxes on Distributions and Sale of Fund Shares | FCI BOND FUND
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.45%)
5 Year	rr_AverageAnnualReturnYear05	3.25%
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 04, 2005
FCI BOND FUND | Barclays Capital U.S. Intermediate Government/Credit Bond Index (reflects no deductions for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.86%)
5 Year	rr_AverageAnnualReturnYear05	3.96%
Since Inception	rr_AverageAnnualReturnSinceInception	4.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 04, 2005

[1]	Effective February 1, 2014, the Fund’s Advisor contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding: brokerage fees and commissions; borrowing costs (such as (i) interest and (ii) dividend expenses on securities sold short); taxes; any 12b-1 fees; any indirect expenses such as acquired fund fees and expenses; and extraordinary litigation expenses do not exceed 0.80% of the Fund’s average daily net assets through January 31, 2015, subject to the Advisor’s right to recoup reimbursements on a rolling three-year basis so long as the reimbursement would not exceed the 0.80% expense cap. This expense cap may not be terminated prior to this date except by the Board of Trustees.